Financial Assets and Financial Liabilities Carried At Fair Value Excluding Liabilities Subjected to Compromise (Parenthetical) (Detail) R$ in Thousands	Feb. 26, 2016 BRL (R$)
Transfers From (To) Parent [Abstract]
Maximum claims payment amount	R$ 150,000
Maximum number of business days for claims payment	20 days